COLT 2022-5 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - 4/20/2022 11:08:26 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	180	0.00%	180
City	1	180	0.56%	180
Contract Sales Price	26	180	14.44%	180
Doc Type	64	85	75.29%	180
LTV Valuation Value	3	180	1.67%	180
Margin	95	180	52.78%	180
Occupancy	104	180	57.78%	180
Original Interest Rate	3	180	1.67%	180
Original Loan Amount	2	180	1.11%	180
Original LTV	3	180	1.67%	180
Original Term	0	180	0.00%	180
Property Type	60	180	33.33%	180
Purpose	0	180	0.00%	180
Refi Purpose	1	44	2.27%	180
Representative FICO	3	174	1.72%	180
State	0	180	0.00%	180
Total	365	2,643	13.81%	180